Income Taxes - Summary of Tax Effects of Temporary Differences (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Net operating losses and other carryforwards	$ 42,859	$ 41,299
Interest expense carryforward	30,112	20,070
Property and equipment	2,448	2,221
Accrued expenses	512	82
Payroll tax deferral	1,089
Allowance for doubtful accounts	1,768	1,517
Stock-based compensation	878
Other	540	633
Deferred tax asset	80,206	65,822
Valuation allowance	(65,228)	(51,895)	$ (36,595)
Total deferred tax assets, net of valuation allowance	14,978	13,927
Intangible assets	(21,791)	(20,098)
Prepaid expenses	(107)	(73)
Other	(415)	(50)
Deferred tax liability	(22,313)	(20,221)
Net deferred tax liability	$ (7,335)	$ (6,294)